Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,789,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,489.96
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,489.96
Narrative - Max Aggregate Offering Price	$ 10,789,000.00
Final Prospectus	true